Interest expense and finance costs	3 Months Ended
Mar. 31, 2016
Interest Expense And Finance Costs [Abstract]
Interest And Finance Cost
5.              Interest expense and finance costs

	Three months ended
	Mar 31, 2016	Dec 31, 2015
Interest incurred	3,833,148	2,384,806
Capitalized interest	-	(1,076,212)
Amortization of deferred financing charges	600,463	301,175
	4,433,611	1,609,769